Annual Fund Operating Expenses (Vanguard Wellesley Income Fund Participant:)	Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Admiral Shares 10/1/2013 - 9/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.18%